Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 19,280	$ 16,643
Adjustments for:
Depletion, depreciation and amortization	15,009	7,581
Accretion	183	34
Unrealized (gain) loss on risk management contracts	(1,813)	(461)
Stock based compensation (Note 15)	790	277
Deferred taxes expense	3,359
Unrealized foreign exchange (gain) loss	(3)	6
Amortization of loan acquisition costs	128	118
Gain on sale of assets		(16)
Changes in non-cash working capital (Note 8)	1,714	(2,140)
Net cash from operating activities	38,647	22,042
Cash flows from investing activities
Additions to property, plant and equipment (Note 9)	(53,173)	(37,097)
Proceeds from sale of assets		124
Change in non-cash working capital (Note 8)	3,299	7,731
Net cash used in investing activities	(49,874)	(29,242)
Cash flows from financing activities
Proceeds from loans and borrowings	16,885	1,815
Repayment of loans and borrowings	(5,200)	(1,000)
Payments on lease liabilities	(903)	(54)
Proceeds from stock option exercises	6
Proceeds from rights offering, net		161
Net cash from financing activities	10,788	922
Foreign exchange effect on cash and cash equivalents		(1)
Change in cash and cash equivalents	(439)	(6,279)
Cash and cash equivalents, beginning of year	1,037	7,316
Cash and cash equivalents, end of year	598	1,037
Supplementary information for cash flows from operating activities
Interest paid	1,846	885
Income taxes paid